Long-term Debt and Capital Structure - Summary of Net Debt to Capitalization (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Net Debt	$ 7,088	$ 8,383
Shareholders’ Equity	19,050	17,468	$ 19,003	$ 19,981
Debt and Shareholders' Equity, Net	$ 26,138	$ 25,851
Net Debt to Capitalization	27.00%	32.00%